EQUITY INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
EQUITY INVESTMENTS
Equity method investment	¥ 4,600
Investment loss	(400)	$ (60)	¥ 0	¥ 0
Impairment loss on equity investment	¥ 0